UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Truepoint, Inc.
Address: 4901 Hunt Road, Suite 200
         Cincinniti, OH  45242

13F File Number:  028-13017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Janel E. Carroll
Title:     Chief Compliance Officer
Phone:     513-792-6648

Signature, Place, and Date of Signing:

  /s/  Janel E. Carroll     Cincinnati, OH     November 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $254,284 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GENERAL ELECTRIC CO            COM              369604103      373    22975 SH       SOLE                        0        0    22975
ISHARES TR                     MSCI EAFE IDX    464287465      183     3349 SH       SOLE                     3349        0        0
ISHARES TR                     MSCI GRW IDX     464288885    27751   489540 SH       SOLE                   489540        0        0
ISHARES TR                     RUSL 2000 VALU   464287630      244     3943 SH       SOLE                     3943        0        0
ISHARES TR                     RUSSELL 3000     464287689      900    13344 SH       SOLE                    13344        0        0
ISHARES TR                     RUSSELL1000GRW   464287614      279     5447 SH       SOLE                     5447        0        0
PROCTER & GAMBLE CO            COM              742718109     6605   110143 SH       SOLE                        0        0   110143
SIGNET JEWELERS LIMITED        SHS              G81276100      237     7495 SH       SOLE                        0        0     7495
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425      671    27626 SH       SOLE                    27626        0        0
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819      623     7188 SH       SOLE                     7188        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     1216    14877 SH       SOLE                    14877        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736    20962   381303 SH       SOLE                   381303        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538    37764   698052 SH       SOLE                   698052        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    28271   542843 SH       SOLE                   542843        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769   126324  2164197 SH       SOLE                  2164197        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     1571    45519 SH       SOLE                    45519        0        0
VANGUARD WORLD FD              MEGA VALUE 300   921910840      310     8769 SH       SOLE                     8769        0        0